UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07680

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio	November 30, 2007

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 149.5%
Authority Revenue — 1.7%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$1,000,000	$1,003,680

Education Revenue — 17.7%
Higher Education Facility, Augsburg College,
5.00%, 5/1/23	500,000	497,855
5.00%, 5/1/28	1,800,000	1,746,144
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	1,000,000	979,920
Higher Education Facility, St. Olaf College, 4.50%, 10/1/27	3,000,000	2,904,150
Higher Education Facility, University of St. Thomas, 5.00%, 4/1/23	800,000	825,256
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (b)	800,000	805,224
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, 5.00%, 12/1/36	500,000	449,975
St Paul Housing and Redevelopment Authority, St Paul Academy and Summit School, 5.00%, 10/1/24	500,000	514,455
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Prerefunded 10/1/09 @ 100), 5.50%, 10/1/24 (b)	1,000,000	1,038,840
University of MN Special Purpose Revenue, State Supported Stadium Debt, 4.00%, 8/1/12	800,000	822,904
		10,584,723

General Obligation — 18.5%
Delano Independent School District (FSA) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 (b)	1,000,000	1,074,030
Hennepin County, Series A, 5.00%, 12/1/14	2,500,000	2,749,025
Minnesota State Taxable, 5.00%, 8/1/10	1,000,000	1,021,240
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	2,500,000	2,490,350
Sauk Rapids Independent School District (MBIA) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (b)	3,500,000	3,746,050
		11,080,695

Healthcare Revenue — 52.0%
Agriculture and Economic Development, Health Care System, Fairview Hospital (MBIA), 5.75%, 11/15/26	35,000	35,746
Aitkin Health Care Facilities, Riverwood Health Care Center, 5.50%, 2/1/24	500,000	483,335
Colorado Health Facilities Authority, Volunteers of America Care, 5.20%, 7/1/22	750,000	710,310
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	1,000,000	927,720
Crookston Health Care, Riverview Health Project, 5.20%, 5/1/22	550,000	523,699
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	887,810
5.50%, 6/1/35	1,000,000	917,990
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital, 5.25%, 2/15/33	1,500,000	1,506,180
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	650,000	732,992
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	680,000	687,282
Illinois Finance Authority Revenue, Franciscan Communities, 5.50%, 5/15/37	675,000	622,485
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	494,170
Inver Grove Heights Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	767,472
Maple Grove Health Care, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	1,020,060
Maple Grove Health Care, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,967,400
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	750,000	781,357
Minneapolis Health Care, Allina Health Systems (Prerefunded 11/15/12 @ 100), 5.75%, 11/15/32 (b)	3,000,000	3,327,810
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @ 101), 5.63%, 5/15/32 (b)	2,000,000	2,207,700
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	1,000,000	1,017,590
Moorhead Economic Development Authority, Housing Development Eventide Project, 5.15%, 6/1/29	700,000	628,649

2007 Quarterly Report	1	Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (continued)

Description of Security	Principal Amount	Market Value (a)
Northfield Hospital Revenue, 5.38%, 11/1/31	$1,500,000	$1,481,040
Pine City Health Care Revenue, North Branch (GNMA), 4.80%, 10/20/26	1,000,000	986,750
Pine City Health Care Revenue, North Branch (GNMA), 5.00%, 10/20/47	325,000	324,759
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	977,430
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 (b)	1,250,000	1,377,638
St Paul Housing and Redevelopment Authority Health Care Revenue, Allina Health, Series A (MBIA), 5.00%, 11/15/19	1,500,000	1,608,180
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	561,127
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	1,000,000	937,940
St. Paul Housing and Redevelopment Authority, Rossy and Richard Shaller Family, Sholom East Project, 5.25%, 10/1/42	650,000	578,195
St. Paul Port Authority Lease, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	99,995
5.88%, 5/1/30	500,000	498,430
6.00%, 5/1/30	900,000	889,029
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	500,000	518,935
		31,087,205

Housing Revenue — 26.3%
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	411,740
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, 6.25%, 5/1/18	500,000	508,080
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	400,000	407,416
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,003,000
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	750,000	650,078
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	1,000,000	995,910
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,738,351	1,690,164
Minnesota State Housing Finance Agency, Residential Housing - Series D (AMT), 4.70%, 7/1/27	2,750,000	2,631,063
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	743,520
New Hope Multifamily Revenue, Northridge B (FHA) (GNMA) (Prerefunded 7/1/06 @ 100), 6.05%, 1/1/17 (b)	385,000	414,929
Pine County Housing and Redevelopment Authority, 5.00%, 2/1/31	1,000,000	1,002,590
Prior Lake Senior Housing, Shepards Path Senior Housing, 5.70%, 8/1/36	500,000	467,900
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,060,568
St. Anthony Housing, Silver Lake Village, 5.63%, 2/1/31	1,000,000	946,720
State Housing and Redevelopment Authority, Goodhue County Apartments (Prerefunded 1/1/10 @ 100), 6.63%, 1/1/24 (b)	345,000	365,493
Worthington Housing Authority Revenue, Meadows Worthington Project, 5.25%, 11/1/28	500,000	455,620
		15,754,791

Leasing Revenue — 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	250,000	269,478

Miscellaneous Revenue — 4.9%
Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	3,000,000	2,952,390

Recreation Authority Revenue — 3.7%
Moorhead Golf Course, 5.88%, 12/1/21	490,000	492,524
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	900,000	949,626

2007 Quarterly Report	2	Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	$750,000	$781,530
		2,223,680

Tax Revenue — 6.0%
Minneapolis Development Revenue, Limited Tax Supported Common Bond (AMT)
4.85%, 12/1/17	580,000	601,303
4.88%, 12/1/18	610,000	629,929
5.13%, 6/1/22	500,000	505,815
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	913,940
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	450,000	434,245
5.75%, 2/1/27	500,000	488,610
		3,573,842

Transportation Revenue — 1.7%
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	1,025,980

Utility Revenue — 16.6%
Rochester Electric Utility Revenue, 5.00%, 12/1/30	1,000,000	1,048,750
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
4.37%, 1/1/19 (c)	10,000,000	6,192,500
4.63%, 1/1/23 (c)	2,000,000	1,002,620
4.66%, 1/1/24 (c)	3,500,000	1,668,205
		9,912,075

Total Municipal Long-Term Securities (cost: $88,328,828)		89,468,539

Short-Term Investments — 0.7%
Money Market Fund - 0.6%
Federated Minnesota Municipal Cash Trust	386,690	386,690
U.S. Treasury Obligation (d) — 0.1%
United States Treasury Bill, 3.15%, 2/21/08	$40,000	39,713
Total Short-Term Investments (cost: $426,403)		426,403
Total Investments in Securities (e) — 150.2% (cost: $88,755,231)		89,894,942
Preferred Shares at Liquidation Value — (51.9)%		(31,100,000)
Other Assets and Liabilities, Net — 1.7%		1,038,347
Total Net Assets — 100%		$59,833,289

2007 Quarterly Report	3	Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (concluded)

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors.

As of November 30, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of November 30, 2007.

(d)	Yield shown is effective yield as of November 30, 2007.

(e)
On November 30, 2007, the cost of investments in securities for federal income tax purposes was $88,755,231. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$2,936,361
Gross unrealized depreciation	(1,796,650)
Net unrealized appreciation	$1,139,711

AMT	Alternative Minimum Tax. As of November 30, 2007, the aggregate market value of securities subject to the AMT is $12,143,732, which represents 20.3% of net assets applicable to common shares.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Insurance Association

2007 Quarterly Report	4	Minnesota Municipal Income Portfolio

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:  /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

By:   /s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer

Date: January 17, 2008